Inventories - Schedule of Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finished products	¥ 7,813	¥ 7,158
Work in process	13,513	10,078
Raw materials and supplies	5,023	4,885
Total	¥ 26,349	¥ 22,121